TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rate	23.00%	23.00%	23.00%
Withholding income tax rate	20.00%
Tax loss carryforwards	$ 293
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of non-adjusting events after reporting period [line items]
Uniform tax rate	16.00%